Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories	Inventories consist of the following:

Year ended December 31 (€, in millions)	2022	2023
Raw materials	3,198.9	4,057.3
Work-in-process	2,163.9	3,388.1
Finished products	2,303.8	2,098.5
Inventories, gross	7,666.6	9,543.9
Inventory reserves	(466.9)	(693.2)
Inventories, net	7,199.7	8,850.7

Allowance for Obsolescence and/or Lower Market Value	A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2022	2023
Balance at beginning of year	(418.0)	(466.9)
Additions for the year	(278.5)	(485.3)
Effect of changes in exchange rates	(1.1)	2.4
Utilization of the reserve	230.7	256.6
Balance at end of year	(466.9)	(693.2)